Short-Term Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2025 (unaudited)

Corporate Bonds (44.7%)	Shares/ Par +	Value $ (000’s)

Basic Materials (1.2%)
Celanese US Holdings LLC
1.400%, 8/5/26	445,000	431
6.665%, 7/15/27	275,000	282
Corporacion Nacional del Cobre de Chile
3.000%, 9/30/29 §	870,000	822
3.625%, 8/1/27 §	200,000	198
FMC Corp. 3.450%, 10/1/29	419,000	396
Freeport-McMoRan, Inc. 5.250%, 9/1/29	119,000	121
LYB International Finance III LLC 1.250%, 10/1/25	373,000	373
Ma’aden Sukuk, Ltd.
5.250%, 2/13/30 144A	710,000	733
5.250%, 2/13/30 §	230,000	237
MEGlobal BV 2.625%, 4/28/28 §	420,000	400
Nutrien, Ltd. 4.900%, 3/27/28	240,000	244
The Sherwin-Williams Co. 4.550%, 3/1/28	440,000	444

Total		4,681

Communications (2.1%)
AT&T, Inc. 4.100%, 2/15/28	205,000	205
Comcast Corp. 4.150%, 10/15/28	235,000	236
Cox Communications, Inc.
3.350%, 9/15/26 144A	235,000	233
3.500%, 8/15/27 144A	215,000	212
Crown Castle Towers LLC 4.241%, 7/15/48 144A	175,000	173
eBay, Inc. 3.600%, 6/5/27	1,035,000	1,027
KT Corp. 4.125%, 2/2/28 144A	200,000	200
NBN Co., Ltd. 1.450%, 5/5/26 144A	1,000,000	984
NTT Finance Corp. 4.620%, 7/16/28 144A	370,000	374
Omnicom Group, Inc. 3.600%, 4/15/26	185,000	184
Rogers Communications, Inc.
3.200%, 3/15/27	815,000	803
5.000%, 2/15/29	990,000	1,009
T-Mobile USA, Inc. 2.250%, 2/15/26	470,000	466
Uber Technologies, Inc.
4.150%, 1/15/31	545,000	540
4.500%, 8/15/29 144A	921,000	918
Verizon Communications, Inc. 2.100%, 3/22/28	851,000	812

Total		8,376

Corporate Bonds (44.7%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical (5.9%)
American Airlines Pass-Through Trust, Series 2017-2, Class B 3.700%, 4/15/27	112,519	112
American Honda Finance Corp. 5.650%, 11/15/28	675,000	704
AutoZone, Inc. 5.125%, 6/15/30	430,000	444
BMW US Capital LLC 4.600%, 8/13/27 144A	970,000	978
CK Hutchison International 25, Ltd. 4.250%, 9/26/30 144A	590,000	588
Daimler Truck Finance North America LLC
4.300%, 8/12/27 144A	370,000	371
5.000%, 1/15/27 144A	190,000	192
5.125%, 9/25/27 144A	345,000	351
5.150%, 1/16/26 144A	165,000	165
Darden Restaurants, Inc. 4.350%, 10/15/27	560,000	562
Delta Air Lines, Inc. 4.950%, 7/10/28	360,000	364
Dollar General Corp.
4.125%, 5/1/28	632,000	629
4.625%, 11/1/27	310,000	313
5.200%, 7/5/28	347,000	355
Ford Motor Credit Co. LLC
5.125%, 11/5/26	385,000	386
5.800%, 3/5/27	485,000	490
5.918%, 3/20/28	300,000	305
General Motors Financial Co., Inc.
5.050%, 4/4/28	780,000	793
5.350%, 7/15/27	620,000	631
5.400%, 4/6/26	300,000	302
5.400%, 5/8/27	393,000	400
Hyundai Capital America
4.850%, 3/25/27 144A	455,000	458
4.875%, 6/23/27 144A	400,000	404
5.000%, 1/7/28 144A	465,000	472
5.250%, 1/8/27 144A	200,000	202
5.500%, 3/30/26 144A	270,000	271
5.600%, 3/30/28 144A	350,000	360
6.250%, 11/3/25 144A	260,000	260
LG Energy Solution, Ltd. 5.375%, 7/2/27 §	775,000	787
Lowe’s Companies, Inc.
3.350%, 4/1/27	175,000	173
4.000%, 10/15/28	245,000	245
4.800%, 4/1/26	385,000	386
Marriott International, Inc.
3.125%, 6/15/26	809,000	803
5.450%, 9/15/26	195,000	197
Mattel, Inc. 3.375%, 4/1/26 144A	673,000	668
Mercedes-Benz Finance North America LLC
4.800%, 3/30/26 144A	190,000	191
4.800%, 1/11/27 144A	1,170,000	1,181

Short-Term Bond Portfolio

Corporate Bonds (44.7%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical continued
O’Reilly Automotive, Inc.
4.350%, 6/1/28	390,000	392
5.750%, 11/20/26	1,133,000	1,153
Ross Stores, Inc. 0.875%, 4/15/26	765,000	751
Starbucks Corp.
2.000%, 3/12/27	165,000	160
4.000%, 11/15/28	405,000	404
Toyota Motor Credit Corp.
3.050%, 3/22/27	325,000	321
4.050%, 9/5/28	695,000	697
4.350%, 10/8/27	600,000	605
Volkswagen Group of America Finance LLC
4.450%, 9/11/27 144A	200,000	201
4.850%, 8/15/27 144A	680,000	686
5.050%, 3/27/28 144A	320,000	324
5.700%, 9/12/26 144A	555,000	562
6.000%, 11/16/26 144A	380,000	387

Total		23,136

Consumer, Non-cyclical (8.0%)
Altria Group, Inc. 2.625%, 9/16/26	424,000	419
Bacardi, Ltd. 4.700%, 5/15/28 144A	789,000	795
BAT International Finance PLC
1.668%, 3/25/26	475,000	469
4.448%, 3/16/28	1,010,000	1,016
Becton Dickinson and Co. 4.693%, 2/13/28	805,000	815
Bunge, Ltd., Finance Corp. 4.900%, 4/21/27	600,000	607
Cardinal Health, Inc. 4.500%, 9/15/30	315,000	316
Cencora, Inc.
3.450%, 12/15/27	124,000	122
4.625%, 12/15/27	330,000	334
4.850%, 12/15/29	175,000	179
Centene Corp. 4.625%, 12/15/29	1,490,000	1,444
Coca-Cola European Partners PLC 1.500%, 1/15/27 144A	200,000	193
CSL Finance PLC 3.850%, 4/27/27 144A	200,000	199
CVS Health Corp.
1.300%, 8/21/27	1,070,000	1,014
2.875%, 6/1/26	386,000	382
3.000%, 8/15/26	220,000	218
4.300%, 3/25/28	345,000	345
5.000%, 2/20/26	1,176,000	1,178
Diageo Capital PLC
3.875%, 5/18/28	1,080,000	1,076
5.300%, 10/24/27	1,080,000	1,107
Element Fleet Management Corp.
5.037%, 3/25/30 144A	375,000	383
5.643%, 3/13/27 144A	355,000	362
EMD Finance LLC 4.125%, 8/15/28 144A	1,035,000	1,035
ERAC USA Finance LLC
4.600%, 5/1/28 144A	735,000	744
5.000%, 2/15/29 144A	280,000	287

Corporate Bonds (44.7%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical continued
HCA, Inc.
3.125%, 3/15/27	580,000	572
5.625%, 9/1/28	870,000	898
5.875%, 2/15/26	390,000	390
Health Care Service Corp. 5.200%, 6/15/29 144A	290,000	298
Heineken NV 3.500%, 1/29/28 144A	1,972,000	1,951
Highmark, Inc. 1.450%, 5/10/26 144A	205,000	201
Humana, Inc.
5.750%, 3/1/28	140,000	144
5.750%, 12/1/28	495,000	516
Icon Investments Six DAC 5.809%, 5/8/27	935,000	954
Imperial Brands Finance PLC
4.500%, 6/30/28 144A	420,000	423
6.125%, 7/27/27 144A	555,000	573
IQVIA, Inc. 6.250%, 2/1/29	255,000	268
Japan Tobacco, Inc. 4.850%, 5/15/28 144A	870,000	885
The Kroger Co.
2.650%, 10/15/26	404,000	398
3.700%, 8/1/27	103,000	102
Mars, Inc.
4.550%, 4/20/28 144A	770,000	780
4.600%, 3/1/28 144A	560,000	567
PeaceHealth Obligated Group 1.375%, 11/15/25	105,000	105
PepsiCo, Inc. 4.100%, 1/15/29	830,000	833
Pernod Ricard SA 3.250%, 6/8/26 144A	835,000	830
Philip Morris International, Inc. 5.125%, 11/17/27	163,000	167
S&P Global, Inc. 2.450%, 3/1/27	955,000	935
Solventum Corp. 5.450%, 2/25/27	302,000	307
Stryker Corp. 4.700%, 2/10/28	640,000	649
Thermo Fisher Scientific, Inc. 1.750%, 10/15/28	390,000	365
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	564,000	561
Verisk Analytics, Inc. 4.500%, 8/15/30	565,000	567
Viatris, Inc. 2.300%, 6/22/27	429,000	413
Zoetis, Inc. 3.000%, 9/12/27	612,000	601

Total		31,292

Energy (3.9%)
BP Capital Markets America, Inc. 4.234%, 11/6/28	315,000	316
BP Capital Markets PLC 3.723%, 11/28/28	465,000	460
Canadian Natural Resources, Ltd. 3.850%, 6/1/27	440,000	437

Short-Term Bond Portfolio

Corporate Bonds (44.7%)	Shares/ Par +	Value $ (000’s)

Energy continued
Cheniere Corpus Christi Holdings LLC 5.125%, 6/30/27	547,000	553
Cheniere Energy, Inc. 4.625%, 10/15/28	17,000	17
Columbia Pipelines Holding Co. LLC 6.055%, 8/15/26 144A	90,000	91
Diamondback Energy, Inc. 5.200%, 4/18/27	455,000	462
Enbridge, Inc.
4.600%, 6/20/28	180,000	182
5.900%, 11/15/26	230,000	234
6.000%, 11/15/28	190,000	200
Energy Transfer LP
5.250%, 7/1/29	320,000	329
6.050%, 12/1/26	875,000	891
EQT Corp. 3.125%, 5/15/26 144A	400,000	396
Gray Oak Pipeline LLC 2.600%, 10/15/25 144A	205,000	205
HF Sinclair Corp. 5.750%, 1/15/31	455,000	471
Kinder Morgan, Inc. 5.150%, 6/1/30	460,000	474
MPLX LP 4.800%, 2/15/31	1,505,000	1,514
Occidental Petroleum Corp.
5.000%, 8/1/27	166,000	168
5.200%, 8/1/29	230,000	233
ONEOK, Inc. 4.250%, 9/24/27	785,000	786
4.850%, 7/15/26	944,000	947
5.550%, 11/1/26	410,000	415
Ovintiv, Inc. 5.375%, 1/1/26	210,000	210
Sabine Pass Liquefaction LLC
4.200%, 3/15/28	164,000	164
5.875%, 6/30/26	326,000	327
Schlumberger Holdings Corp. 3.900%, 5/17/28 144A	740,000	737
Schlumberger Investment SA 4.500%, 5/15/28	409,000	412
South Bow USA Infrastructure Holdings LLC 4.911%, 9/1/27	560,000	565
Targa Resources Corp. 5.200%, 7/1/27	184,000	187
Tengizchevroil Finance Co. International, Ltd. 4.000%, 8/15/26 §	800,000	795
Valero Energy Corp. 5.150%, 2/15/30	180,000	185
The Williams Cos., Inc.
4.625%, 6/30/30	550,000	555
4.800%, 11/15/29	330,000	336
5.400%, 3/2/26	1,060,000	1,065
Woodside Finance, Ltd. 3.700%, 9/15/26 144A	229,000	228

Total		15,547

Financial (13.5%)
Abu Dhabi Development Holding Co. PJSC 4.500%, 5/6/30 §	765,000	774

Corporate Bonds (44.7%)	Shares/ Par +	Value $ (000’s)

Financial continued
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.100%, 1/15/27	270,000	276
6.450%, 4/15/27	842,000	868
American Express Co.
4.731%, (US SOFR plus 1.260%), 4/25/29 α	625,000	635
5.043%, (US SOFR plus 0.930%), 7/26/28 α	350,000	356
5.098%, (US SOFR plus 1.000%), 2/16/28 α	215,000	218
American Tower Corp.
1.600%, 4/15/26	931,000	918
3.550%, 7/15/27	379,000	375
Aspen Insurance Holdings, Ltd. 5.750%, 7/1/30	255,000	267
Athene Global Funding
4.860%, 8/27/26 144A	440,000	443
5.349%, 7/9/27 144A	430,000	438
5.684%, 2/23/26 144A	550,000	552
Avolon Holdings Funding, Ltd.
2.125%, 2/21/26 144A	245,000	242
5.750%, 3/1/29 144A	390,000	404
6.375%, 5/4/28 144A	185,000	193
Banco Santander SA 5.552%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.250%), 3/14/28 α	400,000	407
Bank Mandiri Persero Tbk PT 5.500%, 4/4/26 §	970,000	976
Bank of America Corp.
1.734%, (US SOFR plus 0.960%), 7/22/27 α	415,000	407
4.623%, (US SOFR plus 1.110%), 5/9/29 α	760,000	769
5.080%, (US SOFR plus 1.290%), 1/20/27 α	395,000	396
The Bank of New York Mellon Corp. 4.729%, (US SOFR plus 1.135%), 4/20/29 α	560,000	569
Banque Federative du Credit Mutuel SA 4.935%, 1/26/26 144A	400,000	401
Barclays PLC
4.476%, (US SOFR plus 1.080%), 11/11/29 α	335,000	336
5.086%, (US SOFR plus 0.960%), 2/25/29 α	555,000	565
7.325%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 3.050%), 11/2/26 α	390,000	391
BNP Paribas SA 4.792%, (US SOFR plus 1.450%), 5/9/29 144A α	935,000	944
Brighthouse Financial Global Funding 1.550%, 5/24/26 144A	145,000	142
Brown & Brown, Inc. 4.700%, 6/23/28	215,000	217
CaixaBank SA 6.684%, (US SOFR plus 2.080%), 9/13/27 144A α	615,000	628
Capital One Financial Corp.
6.312%, (US SOFR plus 2.640%), 6/8/29 α	255,000	267
7.149%, (US SOFR plus 2.440%), 10/29/27 α	240,000	247
CBRE Services, Inc. 4.800%, 6/15/30	210,000	213
The Charles Schwab Corp. 2.450%, 3/3/27	906,000	886

Short-Term Bond Portfolio

Corporate Bonds (44.7%)	Shares/ Par +	Value $ (000’s)

Financial continued
Citigroup, Inc. 5.174%, (US SOFR plus 1.364%), 2/13/30 α	375,000	385
CNO Global Funding
1.750%, 10/7/26 144A	830,000	810
4.875%, 12/10/27 144A	218,000	221
Corebridge Global Funding
4.250%, 8/21/28 144A	400,000	400
4.650%, 8/20/27 144A	205,000	207
5.200%, 1/12/29 144A	185,000	190
Credit Agricole SA 5.230%, (US SOFR plus 1.130%), 1/9/29 144A α	580,000	591
Crown Castle, Inc.
1.050%, 7/15/26	615,000	600
2.900%, 3/15/27	580,000	569
4.300%, 2/15/29	80,000	80
4.450%, 2/15/26	570,000	570
4.800%, 9/1/28	395,000	401
5.000%, 1/11/28	285,000	289
5.600%, 6/1/29	295,000	307
Danske Bank A/S
4.613%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.100%), 10/2/30 144A α	385,000	387
5.427%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.950%), 3/1/28 144A α	390,000	397
Equitable America Global Funding
3.950%, 9/15/27 144A	155,000	155
4.650%, 6/9/28 144A	465,000	470
Equitable Financial Life Global Funding 1.700%, 11/12/26 144A	305,000	297
Extra Space Storage LP 3.875%, 12/15/27	255,000	253
Fortitude Global Funding 4.625%, 10/6/28 144A	390,000	390
Fortitude Group Holdings LLC 6.250%, 4/1/30 144A	640,000	664
GA Global Funding Trust
4.400%, 9/23/27 144A	395,000	396
5.400%, 1/13/30 144A	535,000	554
The Goldman Sachs Group, Inc.
4.482%, (US SOFR plus 1.725%), 8/23/28 α	390,000	392
4.937%, (US SOFR plus 1.319%), 4/23/28 α	1,060,000	1,072
5.218%, (US SOFR plus 1.580%), 4/23/31 α	590,000	610
HSBC Holdings PLC
4.899%, (US SOFR plus 1.030%), 3/3/29 α	500,000	507
5.130%, (US SOFR plus 1.040%), 11/19/28 α	565,000	575
5.597%, (US SOFR plus 1.060%), 5/17/28 α	320,000	327
ING Groep NV 4.858%, (US SOFR plus 1.010%), 3/25/29 α	575,000	583
Intercontinental Exchange, Inc. 3.625%, 9/1/28	389,000	384
Jackson National Life Global Funding
4.900%, 1/13/27 144A	435,000	439
5.550%, 7/2/27 144A	355,000	363
5.600%, 4/10/26 144A	615,000	619
JPMorgan Chase & Co.
4.979%, (US SOFR plus 0.930%), 7/22/28 α	395,000	401

Corporate Bonds (44.7%)	Shares/ Par +	Value $ (000’s)

Financial continued
5.040%, (US SOFR plus 1.190%), 1/23/28 α	375,000	379
5.103%, (US SOFR plus 1.435%), 4/22/31 α	445,000	460
5.236%, (US SOFR plus 0.885%), 4/22/27	350,000	351
Lloyds Banking Group PLC 5.462%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.375%), 1/5/28 α	460,000	467
LPL Holdings, Inc.
4.625%, 11/15/27 144A	115,000	115
4.900%, 4/3/28	250,000	253
5.700%, 5/20/27	679,000	692
6.750%, 11/17/28	190,000	203
Manufacturers & Traders Trust Co. 4.762%, (US SOFR plus 0.950%), 7/6/28 α	440,000	444
Marsh & McLennan Cos., Inc.
3.750%, 3/14/26	105,000	105
4.550%, 11/8/27	720,000	728
MassMutual Global Funding II 5.100%, 4/9/27 144A	1,020,000	1,036
Morgan Stanley
4.994%, (US SOFR plus 1.380%), 4/12/29 α	570,000	581
6.138%, (US SOFR plus 1.770%), 10/16/26 α	525,000	525
Nasdaq, Inc. 5.350%, 6/28/28	205,000	211
Northern Trust Corp. 3.950%, 10/30/25	330,000	330
The PNC Financial Services Group, Inc. 4.758%, (US SOFR Index plus 1.085%), 1/26/27 α	575,000	576
Prologis LP 3.875%, 9/15/28	190,000	189
QNB Finance, Ltd. 1.375%, 1/26/26 §	820,000	812
Realty Income Corp. 5.050%, 1/13/26	140,000	140
Reinsurance Group of America, Inc. 3.950%, 9/15/26	428,000	428
RGA Global Funding 4.350%, 8/25/28 144A	635,000	636
Sammons Financial Group Global Funding 5.050%, 1/10/28 144A	275,000	280
Santander Holdings USA, Inc.
2.490%, (US SOFR plus 1.249%), 1/6/28 α	410,000	400
6.124%, (US SOFR plus 1.232%), 5/31/27 α	80,000	81
Santander UK Group Holdings PLC
1.673%, (US SOFR plus 0.989%), 6/14/27 α	220,000	216
4.320%, (US SOFR Index plus 1.070%), 9/22/29 α	285,000	284
SBA Tower Trust
1.631%, 5/15/51 144A	575,000	558
1.884%, 1/15/26 144A	290,000	288
2.328%, 7/15/52 144A	225,000	214
4.831%, 10/15/29 144A	1,125,000	1,132
6.599%, 11/15/52 144A	619,000	636
Societe Generale SA
5.249%, (US SOFR plus 1.420%), 5/22/29 144A α	505,000	513

Short-Term Bond Portfolio

Corporate Bonds (44.7%)	Shares/ Par +	Value $ (000’s)

Financial continued
5.519%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.500%), 1/19/28 144A α	365,000	370
Standard Chartered PLC 5.688%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.050%), 5/14/28 144A α	390,000	398
State Bank of India 1.800%, 7/13/26 §	1,050,000	1,030
UBS Group AG
1.494%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.850%), 8/10/27 144A α	215,000	210
6.327%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.600%), 12/22/27 144A α	425,000	436
US Bancorp
4.548%, (US SOFR plus 1.660%), 7/22/28 α	590,000	594
5.727%, (US SOFR plus 1.430%), 10/21/26 α	320,000	320
Wells Fargo & Co.
4.900%, (US SOFR plus 0.780%), 1/24/28 α	730,000	737
4.970%, (US SOFR plus 1.370%), 4/23/29 α	1,545,000	1,574
The Western Union Co . 1.350%, 3/15/26	1,401,000	1,381

Total		52,888

Industrial (3.5%)
Amphenol Corp. 4.750%, 3/30/26	205,000	206
Amrize Finance US LLC
4.700%, 4/7/28 144A	550,000	556
4.950%, 4/7/30 144A	205,000	210
BAE Systems PLC 5.000%, 3/26/27 144A	450,000	455
The Boeing Co.
2.196%, 2/4/26	330,000	328
3.200%, 3/1/29	420,000	405
6.259%, 5/1/27	807,000	830
Canadian Pacific Railway Co. 1.750%, 12/2/26	315,000	307
Caterpillar Financial Services Corp. 4.600%, 11/15/27	1,035,000	1,051
FedEx Corp. 3.250%, 4/1/26	913,000	909
Fortive Corp. 3.150%, 6/15/26	538,000	534
GATX Corp.
3.250%, 9/15/26	360,000	357
3.850%, 3/30/27	213,000	212
5.400%, 3/15/27	390,000	396
Huntington Ingalls Industries, Inc. 5.353%, 1/15/30	155,000	160
Keysight Technologies, Inc. 5.350%, 7/30/30	390,000	405
Northrop Grumman Corp. 3.250%, 1/15/28	300,000	295
Owens Corning
3.400%, 8/15/26	257,000	255
5.500%, 6/15/27	340,000	347

Corporate Bonds (44.7%)	Shares/ Par +	Value $ (000’s)

Industrial continued
Penske Truck Leasing Co. LP / PTL Finance Corp.
1.700%, 6/15/26 144A	147,000	144
3.400%, 11/15/26 144A	120,000	119
5.350%, 1/12/27 144A	275,000	278
5.750%, 5/24/26 144A	1,020,000	1,028
Regal Rexnord Corp.
6.050%, 2/15/26	1,164,000	1,170
6.050%, 4/15/28	565,000	584
Republic Services, Inc. 0.875%, 11/15/25	120,000	119
Rolls-Royce PLC 5.750%, 10/15/27 144A	515,000	529
RTX Corp.
6.700%, 8/1/28	355,000	379
7.000%, 11/1/28	332,000	354
Sydney Airport Finance Co. Pty, Ltd. 3.625%, 4/28/26 144A	117,000	116
Waste Management, Inc. 3.875%, 1/15/29	815,000	810

Total		13,848

Technology (3.6%)
Advanced Micro Devices, Inc. 4.319%, 3/24/28	950,000	958
Analog Devices, Inc. 1.700%, 10/1/28	230,000	215
Atlassian Corp. 5.250%, 5/15/29	215,000	221
Booz Allen Hamilton, Inc.
3.875%, 9/1/28 144A	1,005,000	985
4.000%, 7/1/29 144A	110,000	107
Dell International LLC / EMC Corp. 4.750%, 4/1/28	540,000	548
Fiserv, Inc.
4.200%, 10/1/28	369,000	369
4.550%, 2/15/31	300,000	301
5.150%, 3/15/27	480,000	486
Fortinet, Inc. 1.000%, 3/15/26	675,000	664
Foundry JV Holdco LLC
5.500%, 1/25/31 144A	200,000	208
5.900%, 1/25/30 144A	200,000	211
Intel Corp.
3.150%, 5/11/27	188,000	185
3.750%, 8/5/27	325,000	323
4.000%, 8/5/29	350,000	346
4.875%, 2/10/28	108,000	110
International Business Machines Corp. 4.650%, 2/10/28	1,376,000	1,396
Marvell Technology, Inc.
1.650%, 4/15/26	255,000	251
4.750%, 7/15/30	160,000	162
4.875%, 6/22/28	780,000	792
Micron Technology, Inc. 5.375%, 4/15/28	1,085,000	1,119
NXP BV / NXP Funding LLC 5.350%, 3/1/26	75,000	75
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.150%, 5/1/27	105,000	103
3.875%, 6/18/26	405,000	404

Short-Term Bond Portfolio

Corporate Bonds (44.7%)	Shares/ Par +	Value $ (000’s)

Technology continued
4.300%, 8/19/28	190,000	190
4.300%, 6/18/29	470,000	470
4.400%, 6/1/27	80,000	80
Oracle Corp. 4.450%, 9/26/30	715,000	715
Synopsys, Inc. 4.650%, 4/1/28	1,030,000	1,042
Take-Two Interactive Software, Inc. 5.000%, 3/28/26	585,000	587
Western Digital Corp. 4.750%, 2/15/26	215,000	215
Workday, Inc. 3.500%, 4/1/27	265,000	263

Total		14,101

Utilities (3.0%)
American Electric Power Co., Inc. 5.200%, 1/15/29	675,000	696
Appalachian Power Co. 3.300%, 6/1/27	854,000	842
Constellation Energy Generation LLC 5.600%, 3/1/28	315,000	326
DTE Energy Co.
4.875%, 6/1/28	430,000	437
4.950%, 7/1/27	295,000	299
5.200%, 4/1/30	410,000	422
Duke Energy Corp. 4.300%, 3/15/28	280,000	281
Enel Finance International NV
1.625%, 7/12/26 144A	645,000	632
4.125%, 9/30/28 144A	200,000	199
7.050%, 10/14/25 144A	400,000	400
Exelon Corp. 5.150%, 3/15/29	200,000	206
FirstEnergy Corp. 3.900%, 7/15/27	678,000	674
FirstEnergy Transmission LLC 4.550%, 1/15/30	155,000	156
National Rural Utilities Cooperative Finance Corp.
4.120%, 9/16/27	241,000	242
4.800%, 3/15/28	421,000	429
5.100%, 5/6/27	316,000	321
NextEra Energy Capital Holdings, Inc.
1.875%, 1/15/27	685,000	666
4.685%, 9/1/27	135,000	136
Niagara Mohawk Power Corp. 4.647%, 10/3/30 144A	345,000	347
NiSource, Inc. 5.250%, 3/30/28	130,000	133
Pacific Gas & Electric Co.
3.150%, 1/1/26	285,000	284
3.300%, 3/15/27	140,000	138
3.300%, 12/1/27	175,000	171
5.000%, 6/4/28	265,000	269
5.450%, 6/15/27	70,000	71
Public Service Enterprise Group, Inc. 4.900%, 3/15/30	690,000	705
Sempra 5.400%, 8/1/26	270,000	272

Corporate Bonds (44.7%)	Shares/ Par +	Value $ (000’s)

Utilities continued
Southern California Gas Co. 2.950%, 4/15/27	410,000	404
The Southern Co. 5.113%, 8/1/27	350,000	356
Southern Co. Gas Capital Corp. 4.050%, 9/15/28	360,000	360
Southern Power Co. 4.250%, 10/1/30	180,000	179
Terraform Global Operating LP 6.125%, 3/1/26 144A	352,000	348
Trans-Allegheny Interstate Line Co. 5.000%, 1/15/31 144A	100,000	103
Vistra Operations Co. LLC 5.050%, 12/30/26 144A	328,000	330

Total		11,834

Total Corporate Bonds (Cost: $173,929)		175,703

Governments (21.3%)

Governments (21.3%)
Eagle Funding Luxco SARL 5.500%, 8/17/30 144A	680,000	690
Korea Electric Power Corp. 5.375%, 4/6/26 144A	1,000,000	1,006
Korea Housing Finance Corp. 4.625%, 2/24/28 144A	960,000	973
Korea Hydro & Nuclear Power Co., Ltd. 5.000%, 7/18/28 144A	250,000	256
Saudi Government International Bond 5.125%, 1/13/28 144A	560,000	572
US Treasury
3.625%, 8/31/27	25,490,000	25,489
3.750%, 4/30/27	16,755,000	16,778
3.750%, 6/30/27	27,000,000	27,048
3.875%, 5/31/27 ß	3,165,000	3,176
3.875%, 7/15/28	7,815,000	7,866

Total		83,854

Total Governments (Cost: $83,626)		83,854

Structured Products (31.3%)

Asset Backed Securities (16.2%)
Affirm Master Trust, Series 2025-2A, Class A 4.670%, 7/15/33 144A	335,000	337
Affirm Master Trust, Series 2025-2A, Class B 5.060%, 7/15/33 144A	355,000	357
Affirm Master Trust, Series 2025-3A, Class A 4.450%, 10/16/34 144A	145,000	145
Alinea CLO, Ltd., Series 2018-1A, Class AR 5.225%, (US SOFR 3 Month plus 0.900%), 7/20/31 144A	93,635	94
Alinea CLO, Ltd., Series 2018-1A, Class BR 5.475%, (US SOFR 3 Month plus 1.150%), 7/20/31 144A	250,000	250
Ally Auto Receivables Trust, Series 2023-A, Class B 6.010%, 1/17/34 144A	19,876	20
Ally Auto Receivables Trust, Series 2023-A, Class C 6.080%, 1/17/34 144A	165,680	168

Short-Term Bond Portfolio

Structured Products (31.3%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class C 6.022%, 5/17/32 144A	135,354	137
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class A2 4.970%, 9/15/32 144A	164,521	166
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class C 5.215%, 9/15/32 144A	164,521	165
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class B 4.648%, 6/15/33 144A	232,341	233
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D 1.290%, 6/18/27	575,000	570
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C 5.800%, 12/18/28	380,000	387
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class E 5.020%, 12/20/28 144A	415,000	415
Anthelion CLO, Ltd., Series 2025-1A, Class A1 5.819%, (US SOFR 3 Month plus 1.500%), 7/20/36 144A	390,000	391
Arbys Funding LLC, Series 2020-1A, Class A2 3.237%, 7/30/50 144A	997,500	963
ARI Fleet Lease Trust, Series 2024-B, Class A2 5.540%, 4/15/33 144A	282,660	285
Auxilior Term Funding LLC, Series 2023-1A, Class A2 6.180%, 12/15/28 144A	217,577	219
Auxilior Term Funding LLC, Series 2023-1A, Class D 7.270%, 12/16/30 144A	370,000	388
Auxilior Term Funding LLC, Series 2024-1A, Class A3 5.490%, 7/15/31 144A	240,000	245
Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class C 6.240%, 4/20/27 144A	165,000	166
Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class C 6.180%, 10/20/27 144A	120,000	121
Avis Budget Rental Car Funding AESOP LLC, Series 2025-3A, Class B 4.460%, 2/20/30 144A	100,000	100
Avis Budget Rental Car Funding AESOP LLC, Series 2025-3A, Class D 7.320%, 2/20/28 144A	105,000	107
Battalion CLO XII, Ltd., Series 2018-12A, Class CRR 5.735%, (US SOFR 3 Month plus 1.550%), 5/17/31 144A	250,000	250
Battalion CLO XV, Ltd., Series 2020-15A, Class A1RR 5.302%, (US SOFR 3 Month plus 0.980%), 1/17/33 144A	1,433,277	1,433

Structured Products (31.3%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Battalion CLO XXI, Ltd., Series 2021-21A, Class BR 6.018%, (US SOFR 3 Month plus 1.700%), 7/15/34 144A	250,000	250
Bayview Opportunity Master Fund VII, Series 2024-CAR1, Class A 5.456%, (US 30 Day Average SOFR plus 1.100%), 12/26/31 144A	122,820	123
Bayview Opportunity Master Fund VII, Series 2025-EDU1, Class A 5.633%, (US 30 Day Average SOFR plus 1.300%), 7/27/48 144A Æ	250,000	250
Bayview Opportunity Master Fund VII, Series 2025-EDU1, Class B 6.033%, (US 30 Day Average SOFR plus 1.700%), 7/27/48 144A Æ	470,000	470
Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class A2 5.050%, 3/15/29 144A	272,306	273
Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class B 5.410%, 3/15/30 144A	110,000	111
BlueMountain CLO, Ltd., Series 2018-3A, Class A1R 5.508%, (US SOFR 3 Month plus 1.190%), 10/25/30 144A	274,092	274
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A 3.280%, 9/26/33 144A	116,633	115
CarMax Auto Owner Trust, Series 2023-2, Class C 5.570%, 11/15/28	585,000	595
CarMax Auto Owner Trust, Series 2023-2, Class D 6.550%, 10/15/29	390,000	401
CarMax Auto Owner Trust, Series 2023-3, Class C 5.610%, 2/15/29	655,000	669
CarMax Auto Owner Trust, Series 2023-3, Class D 6.440%, 12/16/30	210,000	216
CarMax Auto Owner Trust, Series 2024-1, Class C 5.470%, 8/15/29	290,000	296
CarMax Auto Owner Trust, Series 2024-2, Class D 6.420%, 10/15/30	100,000	104
CarMax Auto Owner Trust, Series 2024-3, Class D 5.670%, 1/15/31	125,000	128
CarMax Select Receivables Trust, Series 2024-A, Class B 5.350%, 1/15/30	135,000	137
CarMax Select Receivables Trust, Series 2024-A, Class C 5.620%, 1/15/30	570,000	581
Carvana Auto Receivables Trust, Series 2024-N2, Class B 5.670%, 9/10/30 144A	405,000	411

Short-Term Bond Portfolio

Structured Products (31.3%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Chase Auto Credit Linked Notes, Series 2025-1, Class B 4.753%, 2/25/33 144A	319,768	321
Clarus Capital Funding LLC, Series 2024-1A, Class A2 4.710%, 8/20/32 144A	61,125	61
Clarus Capital Funding LLC, Series 2024-1A, Class B 4.790%, 8/20/32 144A	155,000	155
CNH Equipment Trust, Series 2024-B, Class A3 5.190%, 9/17/29	245,000	249
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2 4.500%, 5/20/49 144A	755,000	742
Dell Equipment Finance Trust, Series 2023-3, Class D 6.750%, 10/22/29 144A	100,000	101
Dell Equipment Finance Trust, Series 2024-1, Class D 6.120%, 9/23/30 144A	100,000	102
Dell Equipment Finance Trust, Series 2024-2, Class B 4.820%, 8/22/30 144A	100,000	101
Dell Equipment Finance Trust, Series 2024-2, Class D 5.290%, 2/24/31 144A	410,000	414
Dell Equipment Finance Trust, Series 2025-1, Class C 5.250%, 2/24/31 144A	100,000	102
DLLAA LLC, Series 2023-1A, Class A3 5.640%, 2/22/28 144A	376,109	381
DLLST LLC, Series 2024-1A, Class A3 5.050%, 8/20/27 144A	132,440	133
DLLST LLC, Series 2024-1A, Class A4 4.930%, 4/22/30 144A	40,000	40
Drive Auto Receivables Trust, Series 2025-2, Class C 4.390%, 9/15/32	195,000	195
Driven Brands Funding LLC, Series 2019-1A, Class A2 4.641%, 4/20/49 144A	355,779	356
Dryden Senior Loan Fund, Series 2016-45A, Class BRR 5.968%, (US SOFR 3 Month plus 1.650%), 10/15/30 144A	515,000	516
Elara HGV Timeshare Issuer LLC, Series 2019-A, Class A 2.610%, 1/25/34 144A	55,364	55
Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A 6.160%, 2/25/38 144A	101,406	105
Elara HGV Timeshare Issuer LLC, Series 2023-A, Class C 7.300%, 2/25/38 144A	139,236	144
Enterprise Fleet Financing LLC, Series 2023-2, Class A2 5.560%, 4/22/30 144A	236,257	238
Enterprise Fleet Financing LLC, Series 2024-3, Class A3 4.980%, 8/21/28 144A	150,000	152

Structured Products (31.3%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Enterprise Fleet Financing LLC, Series 2024-3, Class A4 5.060%, 3/20/31 144A	100,000	102
Exeter Automobile Receivables Trust, Series 2022-3A, Class C 5.300%, 9/15/27	10,847	11
Exeter Automobile Receivables Trust, Series 2022-4A, Class D 5.980%, 12/15/28	883,480	891
Exeter Automobile Receivables Trust, Series 2022-5A, Class C 6.510%, 12/15/27	199,078	199
Exeter Automobile Receivables Trust, Series 2023-1A, Class D 6.690%, 6/15/29	80,000	82
Exeter Automobile Receivables Trust, Series 2025-4A, Class B 4.400%, 5/15/30	135,000	136
Exeter Automobile Receivables Trust, Series 2025-4A, Class C 4.570%, 6/16/31	480,000	480
Exeter Select Automobile Receivables Trust, Series 2025-1, Class B 4.870%, 8/15/31	255,000	258
Exeter Select Automobile Receivables Trust, Series 2025-2, Class B 4.630%, 11/17/31	140,000	141
Exeter Select Automobile Receivables Trust, Series 2025-2, Class C 4.910%, 12/15/31	285,000	287
Finance of America HECM Buyout, Series 2024-HB1, Class A1A 4.000%, (AFC), 10/1/34 144A	435,805	434
FirstKey Homes Trust, Series 2020-SFR2, Class D 1.968%, 10/19/37 144A	655,000	652
Ford Credit Auto Lease Trust, Series 2023-B, Class C 6.430%, 4/15/27	285,000	288
Ford Credit Auto Owner Trust, Series 2020-2, Class C 1.740%, 4/15/33 144A	310,000	310
Ford Credit Auto Owner Trust, Series 2023-A, Class B 5.070%, 1/15/29	905,000	916
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class B 5.310%, 5/15/28 144A	155,000	156
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class C 5.750%, 5/15/28 144A	245,000	247
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D 6.620%, 5/15/28 144A	440,000	444
Ford Credit Floorplan Master Owner Trust, Series 2024-1, Class B 5.480%, 4/15/29 144A	280,000	284
Fortress Credit BSL VII, Ltd., Series 2019-1A, Class A1R 5.409%, (US SOFR 3 Month plus 1.090%), 7/23/32 144A	144,847	145

Short-Term Bond Portfolio

Structured Products (31.3%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Fortress Credit BSL VII, Ltd., Series 2019-1A, Class A2R 5.719%, (US SOFR 3 Month plus 1.400%), 7/23/32 144A	460,000	461
Fortress Credit BSL VII, Ltd., Series 2019-1A, Class BR 5.969%, (US SOFR 3 Month plus 1.650%), 7/23/32 144A	585,000	585
Fortress Credit BSL VIII, Ltd., Series 2019-2A, Class A1AR 5.375%, (US SOFR 3 Month plus 1.050%), 10/20/32 144A	222,516	223
Fortress Credit BSL VIII, Ltd., Series 2019-2A, Class A2R 5.725%, (US SOFR 3 Month plus 1.400%), 10/20/32 144A	570,000	571
Fortress Credit BSL XV, Ltd., Series 2022-2A, Class AR 5.729%, (US SOFR 3 Month plus 1.400%), 10/18/33 144A	460,000	462
Fortress Credit BSL XVIII, Ltd., Series 2023-1A, Class A1R 5.889%, (US SOFR 3 Month plus 1.570%), 4/23/36 144A	250,000	251
Frontier Issuer LLC, Series 2023-1, Class C 11.500%, 8/20/53 144A	475,000	495
Frontier Issuer LLC, Series 2024-1, Class A2 6.190%, 6/20/54 144A	110,000	113
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B 5.030%, 9/18/28	155,000	157
GMF Floorplan Owner Revolving Trust, Series 2024-4A, Class A1 4.730%, 11/15/29 144A	215,000	218
GMF Floorplan Owner Revolving Trust, Series 2024-4A, Class B 4.980%, 11/15/29 144A	525,000	531
Hardee’s Funding LLC, Series 2018-1A, Class A23 5.710%, 6/20/48 144A	265,050	264
Hardee’s Funding LLC, Series 2020-1A, Class A2 3.981%, 12/20/50 144A	1,071,563	1,033
Hardee’s Funding LLC, Series 2021-1A, Class A2 2.865%, 6/20/51 144A	138,838	129
Hilton Grand Vacations Trust, Series 2020-AA, Class A 2.740%, 2/25/39 144A	98,727	97
Hilton Grand Vacations Trust, Series 2022-1D, Class A 3.610%, 6/20/34 144A	62,508	62
Hilton Grand Vacations Trust, Series 2023-1A, Class B 6.110%, 1/25/38 144A	332,284	341
Hilton Grand Vacations Trust, Series 2023-1A, Class C 6.940%, 1/25/38 144A	62,053	64
Hilton Grand Vacations Trust, Series 2025-1A, Class A 4.880%, 5/27/42 144A	201,784	204

Structured Products (31.3%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Hilton Grand Vacations Trust, Series 2025-1A, Class B 5.180%, 5/27/42 144A	343,463	347
Home Partners of America Trust, Series 2022-1, Class A 3.930%, 4/17/39 144A	319,808	318
HPEFS Equipment Trust, Series 2023-1A, Class C 5.910%, 4/20/28 144A	355,000	356
HPEFS Equipment Trust, Series 2023-2A, Class C 6.480%, 1/21/31 144A	125,000	126
HPEFS Equipment Trust, Series 2023-2A, Class D 6.970%, 7/21/31 144A	125,000	127
HPEFS Equipment Trust, Series 2024-1A, Class C 5.330%, 6/20/31 144A	680,000	685
HPEFS Equipment Trust, Series 2024-2A, Class B 5.350%, 10/20/31 144A	100,000	101
HPEFS Equipment Trust, Series 2024-2A, Class D 5.820%, 4/20/32 144A	205,000	210
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1 6.153%, 5/20/32 144A	338,114	344
Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B1 5.442%, 10/20/32 144A	393,609	397
Huntington Bank Auto Credit-Linked Notes, Series 2025-1, Class B 4.957%, 3/21/33 144A	525,428	529
Hyundai Auto Lease Securitization Trust, Series 2025-B, Class A3 4.530%, 4/17/28 144A	205,000	207
Hyundai Auto Lease Securitization Trust, Series 2025-B, Class B 4.940%, 8/15/29 144A	425,000	431
Jack in the Box Funding LLC, Series 2022-1A, Class A2I 3.445%, 2/26/52 144A	385,950	375
KKR Financial CLO, Ltd., Series 2025-18, Class A1R2 5.191%, (US SOFR 3 Month plus 1.050%), 10/18/35 144A	1,570,000	1,571
Madison Park Funding XLII, Ltd., Series 13A, Class AR 5.469%, (US SOFR 3 Month plus 1.150%), 11/21/30 144A	256,536	257
Madison Park Funding XXIII, Ltd., Series 2017-23A, Class AR 5.545%, (US SOFR 3 Month plus 1.232%), 7/27/31 144A	387,867	388
Madison Park Funding XXIII, Ltd., Series 2017-23A, Class BR 6.125%, (US SOFR 3 Month plus 1.812%), 7/27/31 144A	710,000	710

Short-Term Bond Portfolio

Structured Products (31.3%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Madison Park Funding XXXIII, Ltd., Series 2019-33A, Class AR 5.608%, (US SOFR 3 Month plus 1.290%), 10/15/32 144A	1,018,384	1,018
Marble Point CLO XIV, Ltd., Series 2018-2A, Class A12R 5.525%, (US SOFR 3 Month plus 1.200%), 1/20/32 144A	932,471	930
Marble Point CLO XV, Ltd., Series 2019-1A, Class A1R2 5.359%, (US SOFR 3 Month plus 1.040%), 7/23/32 144A	629,653	627
MMAF Equipment Finance LLC, Series 2021-A, Class A5 1.190%, 11/13/43 144A	100,000	99
MVW Owner Trust, Series 2019-2A, Class A 2.440%, 10/20/38 144A	26,562	26
MVW Owner Trust, Series 2020-1A, Class A 1.740%, 10/20/37 144A	133,914	131
MVW Owner Trust, Series 2020-1A, Class B 2.730%, 10/20/37 144A	74,710	73
MVW Owner Trust, Series 2021-1WA, Class B 1.440%, 1/22/41 144A	22,979	22
MVW Owner Trust, Series 2021-1WA, Class C 1.940%, 1/22/41 144A	34,008	33
MVW Owner Trust, Series 2023-1A, Class A 4.930%, 10/20/40 144A	346,879	350
MVW Owner Trust, Series 2023-2A, Class A 6.180%, 11/20/40 144A	73,917	76
MVW Owner Trust, Series 2023-2A, Class B 6.330%, 11/20/40 144A	56,464	58
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A 3.420%, 1/15/43 144A	37,391	37
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A 3.010%, 12/15/59 144A	105,813	103
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A 2.640%, 5/15/68 144A	106,453	105
Navient Private Education Refi Loan Trust, Series 2019-GA, Class A 2.400%, 10/15/68 144A	186,295	181
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A 2.460%, 11/15/68 144A	135,334	131
Navient Private Education Refi Loan Trust, Series 2020-CA, Class A2A 2.150%, 11/15/68 144A	503,690	484
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A 1.690%, 5/15/69 144A	91,367	87
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A 1.170%, 9/16/69 144A	58,817	55
Navient Private Education Refi Loan Trust, Series 2020-HA, Class A 1.310%, 1/15/69 144A	27,203	26
Navistar Financial Dealer Note Master Trust, Series 2024-1, Class B 5.790%, 4/25/29 144A	50,000	50

Structured Products (31.3%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Navistar Financial Dealer Note Master Trust, Series 2024-1, Class C 6.130%, 4/25/29 144A	75,000	75
Nelnet Student Loan Trust, Series 2020-1A, Class A 5.012%, (US SOFR 1 Month plus 0.855%), 3/26/68 144A	62,606	62
Nelnet Student Loan Trust, Series 2021-CA, Class AFX 1.320%, 4/20/62 144A	355,713	333
Nelnet Student Loan Trust, Series 2021-DA, Class AFX 1.630%, 4/20/62 144A	122,412	116
Neuberger Berman Loan Advisers CLO, Ltd., Series 2021-43A, Class AR 5.372%, (US SOFR 3 Month plus 1.050%), 7/17/36 144A	1,205,000	1,206
NMEF Funding LLC, Series 2025-A, Class A2 4.720%, 7/15/32 144A	260,224	261
Northwoods Capital XIV-B, Ltd., Series 2018-14BA, Class AR 5.478%, (US SOFR 3 Month plus 1.250%), 11/13/31 144A	524,670	525
Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class A2R4 5.383%, (US SOFR 3 Month plus 1.150%), 2/14/31 144A	570,000	570
Octane Receivables Trust, Series 2022-1A, Class B 4.900%, 5/22/28 144A	124,811	125
Octane Receivables Trust, Series 2023-1A, Class B 5.960%, 7/20/29 144A	225,000	227
Octane Receivables Trust, Series 2023-3A, Class B 6.480%, 7/20/29 144A	135,000	137
Octane Receivables Trust, Series 2023-3A, Class C 6.740%, 8/20/29 144A	100,000	103
Octane Receivables Trust, Series 2024-3A, Class A2 4.940%, 5/20/30 144A	136,654	137
Octane Receivables Trust, Series 2024-3A, Class C 5.510%, 10/20/31 144A	140,000	143
Octane Receivables Trust, Series 2024-RVM1, Class A 5.010%, 1/22/46 144A	274,611	278
OZLM XXI, Ltd., Series 2017-21A, Class A1R 5.475%, (US SOFR 3 Month plus 1.150%), 1/20/31 144A	150,252	150
OZLM Funding II, Ltd., Series 2012-2A, Class AR4 5.530%, (US SOFR 3 Month plus 1.200%), 7/30/37 144A	250,000	251
PEAC Solutions Receivables LLC, Series 2025-1A, Class A2 4.940%, 10/20/28 144A	295,000	297
PEAC Solutions Receivables LLC, Series 2025-1A, Class A3 5.040%, 7/20/32 144A	240,000	244

Short-Term Bond Portfolio

Structured Products (31.3%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Post Road Equipment Finance, Series 2024-1A, Class A2 5.590%, 11/15/29 144A	44,295	45
Progress Residential Trust, Series 2021-SFR3, Class F 3.436%, 5/17/26 144A	200,000	198
Progress Residential Trust, Series 2021-SFR8, Class C 1.931%, 10/17/38 144A	460,000	450
RCKT Mortgage Trust, Series 2024-CES8, Class A1A 5.490%, (AFC), 11/25/44 144A ∑	547,725	552
RCKT Mortgage Trust, Series 2024-CES9, Class A1A 5.582%, (AFC), 12/25/44 144A ∑	107,568	109
Rockford Tower CLO, Ltd., Series 2019-2A, Class AR2 5.334%, (US SOFR 3 Month plus 1.130%), 8/20/32 144A	814,297	815
Romark CLO II, Ltd., Series 2018-2A, Class A2R 5.968%, (US SOFR 3 Month plus 1.650%), 7/25/31 144A	1,075,000	1,077
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class A2 5.644%, 12/15/33 144A	120,884	123
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class D 6.663%, 12/15/33 144A	159,523	162
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class B 5.622%, 6/15/32 144A	185,770	188
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class C 5.818%, 6/15/32 144A	185,770	188
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class B 4.965%, 1/18/33 144A	250,000	251
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class C 5.141%, 1/18/33 144A	250,000	251
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D 1.570%, 1/15/27 144A	180,766	180
Santander Drive Auto Receivables Trust, Series 2021-4, Class D 1.670%, 10/15/27	137,256	137
Santander Drive Auto Receivables Trust, Series 2023-1, Class C 5.090%, 5/15/30	260,000	262
SBNA Auto Lease Trust, Series 2024-B, Class A4 5.550%, 12/20/28 144A	540,000	548
SCF Equipment Leasing LLC, Series 2023-1A, Class A3 6.170%, 5/20/32 144A	284,037	288
SCF Equipment Trust LLC, Series 2016-1, Class A2 4.820%, 7/22/30 144A	209,181	210

Structured Products (31.3%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
SCF Equipment Trust LLC, Series 2016-1, Class A3 5.110%, 11/21/33 144A	300,000	307
SEB Funding LLC, Series 2024-1A, Class A2 7.386%, 4/30/54 144A	492,000	503
Securitized Term Auto Receivables Trust, Series 2025-A, Class B 5.038%, 7/25/31 144A	138,209	140
Securitized Term Auto Receivables Trust, Series 2025-B, Class B 4.925%, 12/29/32 144A	111,652	113
Securitized Term Auto Receivables Trust, Series 2025-B, Class C 5.121%, 12/29/32 144A	42,943	43
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A3 4.950%, 5/21/29 144A	144,014	145
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C 5.510%, 1/20/32 144A	55,000	56
SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A4 5.260%, 8/20/30 144A	145,000	149
Sierra Receivables Funding Co. LLC, Series 2021-2A, Class B 1.800%, 9/20/38 144A	50,199	50
Sierra Receivables Funding Co. LLC, Series 2021-2A, Class C 1.950%, 9/20/38 144A	104,860	103
Sierra Receivables Funding Co. LLC, Series 2025-2A, Class B 4.930%, 4/20/44 144A	204,246	206
SMB Private Education Loan Trust, Series 2018-B, Class A2A 3.600%, 1/15/37 144A	35,258	35
SMB Private Education Loan Trust, Series 2018-B, Class A2B 4.985%, (US SOFR 1 Month plus 0.835%), 1/15/37 144A	84,368	84
SMB Private Education Loan Trust, Series 2020-B, Class A1A 1.290%, 7/15/53 144A	61,602	59
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A 1.600%, 9/15/54 144A	455,044	431
SMB Private Education Loan Trust, Series 2021-B, Class A 1.310%, 7/17/51 144A	311,695	293
SMB Private Education Loan Trust, Series 2025-A, Class A1A 5.130%, 4/15/54 144A	307,503	313
Symphony CLO XXIII, Ltd., Series 2020-23A, Class AR2 5.218%, (US SOFR 3 Month plus 0.900%), 1/15/34 144A	738,653	739
Symphony CLO XXVI, Ltd., Series 2021-26A, Class AR 5.667%, (US SOFR 3 Month plus 1.342%), 4/20/33 144A	215,106	215

Short-Term Bond Portfolio

Structured Products (31.3%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Tricon Residential Trust, Series 2024-SFR2, Class A 4.750%, 6/17/40 144A	279,459	280
Tricon Residential Trust, Series 2024-SFR2, Class D 6.000%, 6/17/40 144A	510,000	517
Trinitas CLO VI, Ltd., Series 2017-6A, Class ARRR 5.648%, (US SOFR 3 Month plus 1.330%), 1/25/34 144A	460,000	460
Trinitas CLO VI, Ltd., Series 2025-6A, Class AR4 5.095%, (US SOFR 3 Month plus 1.110%), 1/25/34 144A	470,000	470
Trinitas CLO VII, Ltd., Series 2017-7A, Class A1R2 5.378%, (US SOFR 3 Month plus 1.060%), 1/25/35 144A	250,000	251
US Bank NA, Series 2023-1, Class B 6.789%, 8/25/32 144A	70,103	71
Verdant Receivables LLC, Series 2023-1A, Class A2 6.240%, 1/13/31 144A	293,975	299
Verdant Receivables LLC, Series 2024-1A, Class A2 5.680%, 12/12/31 144A	95,904	98
Verizon Master Trust, Series 2024-6, Class B 4.420%, 8/20/30	710,000	712
Wheels Fleet Lease Funding 1 LLC, Series 2023-2A, Class A 6.460%, 8/18/38 144A	387,150	393
Wheels Fleet Lease Funding 1 LLC, Series 2024-1A, Class A1 5.490%, 2/18/39 144A	454,436	460
Wind River CLO, Ltd., Series 2019-3A, Class AR2 5.378%, (US SOFR 3 Month plus 1.060%), 4/15/31 144A	204,469	205
Wingspire Equipment Finance LLC, Series 2025-1A, Class A2 4.330%, 9/20/33 144A	100,000	100
Wingspire Equipment Finance LLC, Series 2025-1A, Class C 4.760%, 9/20/33 144A	100,000	100
World Omni Auto Receivables Trust, Series 2022-A, Class C 2.550%, 9/15/28	325,000	322
World Omni Select Auto Trust, Series 2021-A, Class D 1.440%, 11/15/27	180,000	180
World Omni Select Auto Trust, Series 2023-A, Class B 5.870%, 8/15/28	445,000	449

Total		63,709

Mortgage Securities (15.1%)
ALA Trust, Series 2025-OANA, Class A 5.894%, (US SOFR 1 Month plus 1.743%), 6/15/40 144A	260,000	261

Structured Products (31.3%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Angel Oak Mortgage Trust, Series 2020-3, Class A3 2.872%, (AFC), 4/25/65 144A	29,845	29
Angel Oak Mortgage Trust, Series 2021-1, Class A1 0.909%, (AFC), 1/25/66 144A	202,328	177
Angel Oak Mortgage Trust, Series 2021-1, Class A2 1.115%, (AFC), 1/25/66 144A	59,277	52
Angel Oak Mortgage Trust, Series 2021-2, Class A2 1.190%, (AFC), 4/25/66 144A	63,376	55
Angel Oak Mortgage Trust, Series 2025-5, Class A1 5.573%, (AFC), 4/25/70 144A ∑	994,619	1,004
BANK, Series 2024-BNK47, Class A1 5.523%, 6/15/57	81,277	83
BANK5, Series 2024-5YR11, Class AS 6.139%, 11/15/57	325,000	339
BANK5, Series 2024-5YR12, Class A3 5.902%, (AFC), 12/15/57	540,000	569
BANK5, Series 2024-5YR12, Class AS 6.122%, (AFC), 12/15/57	225,000	235
BANK5, Series 2024-5YR9, Class A1 4.889%, 8/15/57	311,514	314
Benchmark Mortgage Trust, Series 2024-V11, Class AM 6.201%, (AFC), 11/15/57	275,000	288
Benchmark Mortgage Trust, Series 2024-V8, Class A1 5.514%, 7/15/57	189,057	193
Benchmark Mortgage Trust, Series 2025-B41, Class A1 4.401%, 7/15/68	189,131	190
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class C 5.451%, 10/10/42 144A	155,000	154
BINOM Securitization Trust, Series 2021-INV1, Class A3 2.625%, (AFC), 6/25/56 144A	128,073	118
BMO Mortgage Trust, Series 2024-5C4, Class A3 6.526%, 5/15/57	535,000	570
BPR Trust, Series 2021-TY, Class B 5.415%, (US SOFR 1 Month plus 1.265%), 9/25/38 144A	450,000	448
BX Commercial Mortgage Trust, Series 2024-GPA3, Class B 5.792%, (US SOFR 1 Month plus 1.642%), 12/15/39 144A	287,932	289
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A 5.791%, (US SOFR 1 Month plus 1.641%), 5/15/41 144A	380,208	381
BX Commercial Mortgage Trust, Series 2024-MDHS, Class B 5.991%, (US SOFR 1 Month plus 1.841%), 5/15/41 144A	380,208	381

Short-Term Bond Portfolio

Structured Products (31.3%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
BX Commercial Mortgage Trust, Series 2024-SLCT, Class B 5.943%, (US SOFR 1 Month plus 1.793%), 1/15/42 144A	190,000	190
BX Commercial Mortgage Trust, Series 2024-SLCT, Class C 6.542%, (US SOFR 1 Month plus 2.392%), 1/15/42 144A	500,000	500
BX Trust, Series 2021-VIEW, Class A 5.544%, (US SOFR 1 Month plus 1.395%), 6/15/36 144A	255,000	254
BX Trust, Series 2025-GW, Class A 5.750%, (US SOFR 1 Month plus 1.600%), 7/15/42 144A	590,000	592
CENT Trust, Series 2025-CITY, Class A 5.091%, (CSTR), 7/10/40 144A	455,000	460
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3 2.500%, 8/25/50 144A	209,176	180
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A4 2.500%, (AFC), 8/25/50 144A	290,522	250
COLT Mortgage Loan Trust, Series 2020-3, Class A1 1.506%, (AFC), 4/27/65 144A	4,804	5
COLT Mortgage Loan Trust, Series 2021-1, Class A2 1.167%, (AFC), 6/25/66 144A	183,814	160
COLT Mortgage Loan Trust, Series 2024-6, Class A2 5.644%, (AFC), 11/25/69 144A ∑	518,753	521
COLT Mortgage Loan Trust, Series 2024-INV4, Class A3 6.111%, (AFC), 5/25/69 144A ∑	505,780	511
COLT Mortgage Loan Trust, Series 2025-10, Class A1F 0(US 30 Day Average SOFR plus 1.200%), (AFC), 10/25/70 144A	375,000	375
COLT Mortgage Loan Trust, Series 2025-4, Class A1 5.794%, (AFC), 4/25/70 144A ∑	205,682	208
COLT Mortgage Loan Trust, Series 2025-INV2, Class A1 5.601%, (AFC), 2/25/70 144A ∑	390,023	394
COMM Mortgage Trust, Series 2014-CR15, Class B 4.017%, (CSTR), 2/10/47	217,122	212
COMM Mortgage Trust, Series 2014-CR19, Class D 4.572%, (CSTR), 8/10/47 144A	5,842	6
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1M1 5.448%, (US 30 Day Average SOFR plus 1.100%), 1/25/45 144A	353,325	353
Connecticut Avenue Securities Trust, Series 2025-R03, Class 2A1 5.806%, (US 30 Day Average SOFR plus 1.450%), 3/25/45 144A	181,483	183
Cross Mortgage Trust, Series 2024-H6, Class A2 5.383%, (AFC), 9/25/69 144A ∑	335,892	336

Structured Products (31.3%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4 3.718%, 8/15/48	2,918	3
Deephaven Residential Mortgage Trust, Series 2021-2, Class A3 1.260%, (AFC), 4/25/66 144A	86,147	77
Ellington Financial Mortgage Trust, Series 2019-2, Class A3 3.046%, (AFC), 11/25/59 144A	23,343	22
Ellington Financial Mortgage Trust, Series 2021-3, Class A3 1.550%, (AFC), 9/25/66 144A	128,492	108
Ellington Financial Mortgage Trust, Series 2024-INV2, Class A1 5.035%, (AFC), 10/25/69 144A ∑	437,845	437
Ellington Financial Mortgage Trust, Series 2024-INV2, Class A2 5.289%, (AFC), 10/25/69 144A ∑	248,880	249
Ellington Financial Mortgage Trust, Series 2025-INV2, Class A1 5.387%, (AFC), 5/26/70 144A ∑	190,845	192
Ellington Financial Mortgage Trust, Series 2025-INV4, Class A1F 5.700%, (US 30 Day Average SOFR plus 1.200%), (AFC), 10/25/70 144A	195,000	195
Extended Stay America Trust, Series 2021-ESH, Class C 5.964%, (US SOFR 1 Month plus 1.815%), 7/15/38 144A	404,773	405
Extended Stay America Trust, Series 2025-ESH, Class C 6.000%, (US SOFR 1 Month plus 1.850%), 10/15/42 144A	230,000	231
Federal Home Loan Mortgage Corp.
2.500%, 1/1/52	479,060	410
2.500%, 4/1/52	256,630	220
3.000%, 11/1/34	23,117	22
3.000%, 6/1/52	440,423	387
3.500%, 3/1/46	25,668	24
3.500%, 12/1/47	236,395	220
4.000%, 12/1/49	72,951	70
4.500%, 5/1/50	44,349	44
4.500%, 9/1/52	1,519,145	1,481
4.500%, 2/1/53	122,163	119
5.000%, 12/1/41	89,258	91
5.500%, 8/1/53	491,160	499
5.500%, 10/1/54	95,517	97
5.500%, 4/1/55	681,504	689
5.500%, 7/1/55	389,071	394
6.000%, 9/1/34	747	1
6.000%, 2/1/35	13,646	14
6.000%, 9/1/35	4,692	5
6.000%, 10/1/54	646,658	663
6.000%, 12/1/54	195,563	202
6.000%, 2/1/55	72,730	75
6.000%, 3/1/55	119,339	122
6.000%, 5/1/55	262,421	269
6.500%, 9/1/54	64,352	67
6.500%, 12/1/54	45,804	48
6.500%, 1/1/55	93,002	96
6.500%, 6/1/55	623,599	646

Short-Term Bond Portfolio

Structured Products (31.3%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
7.000%, 3/1/39	22,124	23
7.500%, 6/1/38	19,095	20
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1 3.850%, (CSTR), 5/25/47 144A	1,941	2
Federal Home Loan Mortgage Corp., Series K753, Class A1 4.600%, 6/25/30	318,697	324
Federal National Mortgage Association
2.000%, 10/1/50	186,542	152
2.500%, 1/1/52	652,891	556
3.000%, 9/1/28	62,165	61
3.000%, 12/1/34	53,343	52
3.000%, 3/1/35	22,212	22
3.500%, 5/1/27	39,673	39
3.500%, 4/1/46	162,392	152
3.500%, 2/1/48	284,099	264
3.500%, 1/1/52	104,910	96
4.000%, 1/1/47	44,469	43
4.000%, 2/1/49	8,649	8
4.000%, 11/1/49	24,870	24
4.000%, 12/1/49	7,821	7
4.000%, 8/1/52	167,829	159
4.000%, 9/1/52	847,580	802
4.500%, 5/1/40	32,206	32
4.500%, 9/1/40	28,767	29
4.500%, 5/1/41	58,805	59
4.500%, 8/1/48	17,432	17
4.500%, 9/1/48	16,109	16
4.500%, 10/1/48	118,220	117
4.500%, 11/1/48	22,736	22
4.500%, 12/1/48	120,712	119
4.500%, 5/1/49	64,122	63
4.500%, 1/1/50	15,592	15
4.500%, 11/1/52	276,671	270
5.000%, 10/1/33	42,476	43
5.000%, 6/1/40	27,930	29
5.000%, 7/1/45	40,681	42
5.000%, 9/1/48	38,611	39
5.000%, 2/1/49	17,953	18
5.000%, 8/1/49	14,800	15
5.000%, 10/1/52	545,063	543
5.000%, 9/1/53	2,416,974	2,409
5.000%, 10/1/53	1,744,956	1,736
5.000%, 9/1/54	783,595	780
5.500%, 8/1/37	25,780	26
5.500%, 2/1/38	101,656	105
5.500%, 9/1/53	23,108	24
5.500%, 10/1/53	297,737	303
5.500%, 2/1/54	378,558	385
5.500%, 3/1/54	528,723	538
5.500%, 5/1/54	42,775	44
5.500%, 9/1/54	1,702,500	1,723
5.500%, 10/1/54	199,115	202
5.500%, 9/1/55	789,013	799
6.000%, 3/1/34	21,400	22
6.000%, 8/1/34	60,103	63
6.000%, 11/1/34	2,310	2
6.000%, 12/1/34	815	1
6.000%, 4/1/35	1,467	2

Structured Products (31.3%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
6.000%, 5/1/38	1,066	1
6.000%, 10/1/40	51,789	55
6.000%, 2/1/49	210,450	222
6.000%, 6/1/54	554,158	569
6.000%, 8/1/54	194,384	200
6.500%, 7/1/32	6,460	7
6.500%, 12/1/32	5,852	6
6.500%, 9/1/54	39,031	41
6.500%, 1/1/55	43,855	46
6.500%, 2/1/55	112,293	117
6.500%, 6/1/55	406,671	421
Federal National Mortgage Association, Series 2017-90, Class KA 3.000%, 11/25/47	130,004	123
Flagstar Mortgage Trust, Series 2020-1INV, Class A11 5.122%, (US SOFR 1 Month plus 0.965%), 3/25/50 144A	83,721	80
Galton Funding Mortgage Trust, Series 2018-1, Class A33 3.500%, (AFC), 11/25/57 144A	17,609	16
Galton Funding Mortgage Trust, Series 2019-1, Class A21 4.500%, (AFC), 2/25/59 144A	19,653	19
Galton Funding Mortgage Trust, Series 2019-1, Class A32 4.000%, (AFC), 2/25/59 144A	8,550	8
Galton Funding Mortgage Trust, Series 2019-H1, Class M1 3.339%, (AFC), 10/25/59 144A	260,000	247
Galton Funding Mortgage Trust, Series 2020-H1, Class M1 2.832%, (AFC), 1/25/60 144A	285,000	235
GCAT Trust, Series 2025-NQM1, Class A1 5.373%, (AFC), 11/25/69 144A ∑	304,269	306
Government National Mortgage Association
3.000%, 9/20/47	384,894	349
3.500%, 12/20/42	2,490	2
3.500%, 9/20/43	34,063	32
3.500%, 8/20/44	64,421	60
3.500%, 10/20/46	437	–π
3.500%, 11/20/46	26,220	24
3.500%, 1/20/47	28,781	27
3.500%, 7/20/52	891,302	814
4.000%, 3/20/48	51,430	49
4.000%, 4/20/50	190,804	180
4.000%, 10/20/50	121,893	116
4.000%, 9/20/52	164,029	155
4.500%, 7/20/41	137,650	138
5.000%, 3/20/34	118,909	120
5.000%, 1/20/48	21,136	21
5.000%, 2/20/48	107,978	110
5.500%, 6/20/37	30,349	31
5.500%, 9/15/45	86,350	90
5.500%, 3/20/48	16,217	17
5.500%, 12/20/48	8,851	9
5.500%, 2/20/49	112,301	115
Government National Mortgage Association TBA
5.000%, 10/15/54	2,275,000	2,263
5.500%, 10/15/54	1,045,000	1,053

Short-Term Bond Portfolio

Structured Products (31.3%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
GS Mortgage Backed Securities Trust, Series 2014-EB1A, Class 2A1 6.133%, (CSTR), 7/25/44 144A	1,570	2
HILT Commercial Mortgage Trust, Series 2024-ORL, Class B 6.091%, (US SOFR 1 Month plus 1.941%), 5/15/37 144A	485,000	486
HOMES Trust, Series 2025-NQM2, Class A1 5.425%, (AFC), 2/25/70 144A ∑	248,372	250
HOMES Trust, Series 2025-NQM4, Class A1 5.220%, (AFC), 8/25/70 144A ∑	238,782	240
Hudson Yards, Series 2025-SPRL, Class A 5.649%, (CSTR), 1/13/40 144A	345,000	357
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A 5.992%, (US SOFR 1 Month plus 1.842%), 9/15/41 144A	345,000	345
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A3 1.516%, (AFC), 9/25/56 144A	188,769	164
Imperial Fund Mortgage Trust, Series 2022-NQM4, Class A1 4.767%, (AFC), 6/25/67 144A ∑	592,964	591
JP Morgan Mortgage Trust, Series 2020-INV1, Class A11 5.102%, (US SOFR 1 Month plus 0.945%), (AFC), 8/25/50 144A	34,504	33
JP Morgan Mortgage Trust, Series 2020-INV1, Class A15 3.500%, (AFC), 8/25/50 144A	56,170	50
JP Morgan Mortgage Trust, Series 2025-DSC1, Class A1 5.577%, (AFC), 9/25/65 144A	543,219	548
JP Morgan Mortgage Trust, Series 2025-DSC2, Class A1 5.195%, (AFC), 10/25/65 144A	248,302	249
LSTAR Commercial Mortgage Trust, Series 2017-5, Class AS 4.021%, 3/10/50 144A	340,000	329
MED Commercial Mortgage Trust, Series 2024-MOB, Class A 5.742%, (US SOFR 1 Month plus 1.592%), 5/15/41 144A	440,000	439
MetLife Securitization Trust, Series 2017-1A, Class A 3.000%, (AFC), 4/25/55 144A	47,646	46
MFRA Trust, Series 2021-INV1, Class A1 0.852%, (AFC), 1/25/56 144A	35,472	34
MFRA Trust, Series 2021-NQM2, Class A2 1.317%, (AFC), 11/25/64 144A	84,401	75
MFRA Trust, Series 2025-NQM4, Class A1F 5.540%, (US 30 Day Average SOFR plus 1.200%), (AFC), 8/25/70 144A	1,000,000	1,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-C35, Class A1 4.609%, 8/15/58	64,355	65
Morgan Stanley Capital I Trust, Series 2014-150E, Class A 3.912%, 9/9/32 144A	610,000	553

Structured Products (31.3%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-2, Class A4 2.500%, (AFC), 5/25/51 144A	109,002	98
New Residential Mortgage Loan Trust, Series 2025-NQM4, Class A2 5.603%, (AFC), 7/25/65 144A ∑	737,011	741
OBX Trust, Series 2019-EXP2, Class 2A2 5.637%, (US SOFR 1 Month plus 1.315%), 7/25/59 144A	25,820	26
OBX Trust, Series 2019-EXP3, Class 2A1 5.172%, (US SOFR 1 Month plus 1.015%), (AFC), 10/25/59 144A	93,924	94
OBX Trust, Series 2020-EXP1, Class 2A1 5.022%, (US SOFR 1 Month plus 0.865%), 2/25/60 144A	105,263	103
OBX Trust, Series 2020-EXP1, Class 2A1B 5.022%, (US SOFR 1 Month plus 0.865%), 2/25/60 144A	519,388	510
OBX Trust, Series 2020-EXP1, Class 2A2 5.222%, (US SOFR 1 Month plus 1.065%), 2/25/60 144A	44,201	44
OBX Trust, Series 2020-EXP2, Class A9 3.000%, (AFC), 5/25/60 144A	34,286	30
OBX Trust, Series 2020-EXP3, Class 2A1 5.172%, (US SOFR 1 Month plus 1.015%), 1/25/60 144A	148,148	148
OBX Trust, Series 2020-INV1, Class A5 3.500%, (AFC), 12/25/49 144A	33,118	30
OBX Trust, Series 2021-NQM1, Class A3 1.329%, (AFC), 2/25/66 144A	321,065	281
OBX Trust, Series 2025-NQM15, Class A1 5.143%, (AFC), 7/27/65 144A ∑	98,860	99
OBX Trust, Series 2025-NQM15, Class A1F 5.506%, (US 30 Day Average SOFR plus 1.150%), (AFC), 7/27/65 144A	173,004	173
ONE Park Mortgage Trust, Series 2021-PARK, Class B 5.214%, (US SOFR 1 Month plus 1.065%), 3/15/36 144A	755,000	734
ONE Park Mortgage Trust, Series 2021-PARK, Class C 5.364%, (US SOFR 1 Month plus 1.215%), 3/15/36 144A	405,000	386
PENN Commercial Mortgage Trust, Series 2025-P11, Class A 5.522%, (CSTR), 8/12/42 144A	480,000	489
ROCC Trust, Series 2024-CNTR, Class A 5.388%, 11/13/41 144A	450,000	464
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B 5.891%, (US SOFR 1 Month plus 1.741%), 5/15/39 144A	400,000	399
Sequoia Mortgage Trust, Series 2018-CH2, Class A21 4.000%, (AFC), 6/25/48 144A	14,016	13
Sequoia Mortgage Trust, Series 2018-CH2, Class A3 4.000%, (AFC), 6/25/48 144A	32,331	30
Sequoia Mortgage Trust, Series 2018-CH3, Class A19 4.500%, (AFC), 8/25/48 144A	731	1

Short-Term Bond Portfolio

Structured Products (31.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
STACR Trust, Series 2021-DNA5, Class M2 6.006%, (US 30 Day Average SOFR plus 1.650%), 1/25/34 144A	73,221	73
STACR Trust, Series 2021-DNA7, Class M1 5.206%, (US 30 Day Average SOFR plus 0.850%), 11/25/41 144A	49,174	49
STACR Trust, Series 2021-DNA7, Class M2 6.156%, (US 30 Day Average SOFR plus 1.800%), 11/25/41 144A	375,000	378
STACR Trust, Series 2022-DNA5, Class M1A 7.306%, (US 30 Day Average SOFR plus 2.950%), 6/25/42 144A	269,372	275
STACR Trust, Series 2023-HQA3, Class A1 6.206%, (US 30 Day Average SOFR plus 1.850%), 11/25/43 144A	150,705	152
STACR Trust, Series 2024-HQA1, Class A1 5.819%, (US 30 Day Average SOFR plus 1.250%), 3/25/44 144A	685,293	688
STACR Trust, Series 2025-DNA1, Class A1 5.306%, (US 30 Day Average SOFR plus 0.950%), 1/25/45 144A	119,250	119
STACR Trust, Series 2025-DNA3, Class M1 5.470%, (US 30 Day Average SOFR plus 1.100%), 9/25/45 144A	510,000	510
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3 2.916%, (AFC), 9/27/49 144A	91,722	91
Starwood Mortgage Residential Trust, Series 2020-1, Class A2 2.408%, (AFC), 2/25/50 144A	124,707	119
Starwood Mortgage Residential Trust, Series 2021-2, Class A1 0.943%, (AFC), 5/25/65 144A	73,573	69
Starwood Mortgage Residential Trust, Series 2021-4, Class A1 1.162%, (AFC), 8/25/56 144A	431,433	384
Toorak Mortgage Corp., Series 2021-INV1, Class A2 1.409%, (AFC), 7/25/56 144A	73,390	67
Towd Point Mortgage Trust, Series 2018-1, Class A1 3.000%, (AFC), 1/28/58 144A	12,849	13
Towd Point Mortgage Trust, Series 2022-4, Class A1 3.750%, (AFC), 9/25/62 144A	652,063	626
TX Trust, Series 2024-HOU, Class B 6.241%, (US SOFR 1 Month plus 2.091%), 6/15/39 144A	535,000	534
Verus Securitization Trust, Series 2021-1, Class A1 0.815%, (AFC), 1/25/66 144A	56,046	50
Verus Securitization Trust, Series 2021-1, Class A2 1.052%, (AFC), 1/25/66 144A	77,783	70
Verus Securitization Trust, Series 2021-1, Class A3 1.155%, (AFC), 1/25/66 144A	45,755	41
Verus Securitization Trust, Series 2021-2, Class A1 1.031%, (AFC), 2/25/66 144A	108,380	97

Structured Products (31.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2021-R1, Class A2 1.057%, (AFC), 10/25/63 144A	19,625	19
Verus Securitization Trust, Series 2021-R2, Class A1 0.918%, (AFC), 2/25/64 144A	105,811	99
Verus Securitization Trust, Series 2023-6, Class A2 6.939%, (AFC), 9/25/68 144A ∑	165,444	167
Verus Securitization Trust, Series 2023-7, Class A2 7.272%, (AFC), 10/25/68 144A ∑	202,449	206
Verus Securitization Trust, Series 2023-8, Class A2 6.664%, (AFC), 12/25/68 144A ∑	121,080	123
Verus Securitization Trust, Series 2025-3, Class A1 5.623%, (AFC), 5/25/70 144A ∑	215,192	217
Verus Securitization Trust, Series 2025-7, Class A1F 5.556%, (US 30 Day Average SOFR plus 1.200%), (AFC), 8/25/70 144A	450,712	451
Vista Point Securitization Trust, Series 2020-2, Class A3 2.496%, (AFC), 4/25/65 144A	25,699	25

Total		59,127

Total Structured Products (Cost: $123,133)		122,836

Short-Term Investments (2.2%)
Commercial Paper (1.8%)
Bacardi-Martini BV 0.000%, 11/13/25 144A	850,000	845
Brunswick Corp. 0.000%, 10/2/25 144A	1,080,000	1,080
Crown Castle, Inc. 0.000%, 10/2/25 144A	1,050,000	1,049
0.000%, 10/23/25 144A	1,085,000	1,082
FMC Corp. 0.000%, 10/20/25 144A	1,065,000	1,062
Harley-Davidson Financial Services, Inc. 0.000%, 10/17/25 144A	1,070,000	1,068
HCA Inc. 0.000%, 10/16/25 144A	1,065,000	1,063

Total		7,249

Consumer, Non-cyclical (0.1%)
Bunge, Ltd., Finance Corp. 2.000%, 4/21/26	200,000	198

Total		198

Utilities (0.3%)
The AES Corp. 1.375%, 1/15/26	815,000	807
NRG Energy, Inc.

Short-Term Bond Portfolio

Short-Term Investments (2.2%)	Shares/ Par +	Value $ (000’s)
Utilities continued
2.000%, 12/2/25 144A	275,000	274

Total		1,081

Total Short-Term Investments (Cost: $8,527)		8,528

Total Investments (99.5%) (Cost: $389,215)@		390,921

Other Assets, Less Liabilities (0.5%)		2,109

Net Assets (100.0%)		393,030

Exchange Traded or Centrally Cleared Derivatives Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)		Variation Margin (000’s)

Five-Year US Treasury Note Future	Short	USD	7,700	77	12/25	$8,408	$	–π	$(3)
Ten-Year US Treasury Note Future	Short	USD	2,800	28	12/25	3,222		(27)	2
Ten-Year US Treasury Note Future	Short	USD	10,700	107	12/25	12,038		(55)	2
Two-Year US Treasury Note Future	Long	USD	80,000	400	12/25	83,359		28	44
Ultra Long-Term US Treasury Bond Future	Short	USD	2,400	24	12/25	2,882		(71)	13

								$(125)	$58

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$–	$61	$61	$–	$(3)	$(3)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At September 30, 2025, the aggregate value of these securities was $6,831 (in thousands), representing 1.7% of net assets.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025 the value of these securities (in thousands) was $143,671 representing 36.5% of the net assets.

α	Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
b	Part or all of the security has been pledged as collateral.
Æ	Security valued using significant unobservable inputs.
∑	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
π	Amount is less than one thousand.
@

At September 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $389,215 and the net unrealized appreciation of investments based on that cost was $1,581 which is comprised of $3,317 aggregate gross unrealized appreciation and $1,736 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Short-Term Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2025.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Corporate Bonds	$—	$175,703	$—
Governments	—	83,854	—
Structured Products
Asset Backed Securities	—	62,989	720
Mortgage Securities	—	59,127	—
Short-Term Investments	—	8,528	—
Other Financial Instruments^
Futures	28	—	—

Total Assets:	$28	$390,201	$720

Liabilities:
Other Financial Instruments^
Futures	(153)	—	—

Total Liabilities:	$(153)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2025.

For the period ended September 30, 2025, there was a transfer from Level 3 to Level 2 in the amount of $109 (in thousands). This transfer was the result of an increase in the quantity of observable inputs for the security that was previously not priced by a third party vendor.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand